Exhibit 99.1 Schedule 2

Loan Level Exceptions
Run Date - 2/16/2022
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Grade 1 Exceptions	Resolved Exceptions	Acknowledged Exceptions
OLNQT0BW4LC	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
CPEDX2NXGKL	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
FSPQTSOQ5XV	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
0J5OFF5VAC4	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
XV5TQ03MLM1	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	2	1	1	1	2	1	1	1
WEDZ4ETD30Z	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
TR3ZW1B4Y4Y	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	2	1	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ, model H-9 should have been used.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on 1/XX/2022 is missing the following Settlement Agent information from the Contact Information table: Primary Contact.

*** (CIRED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Title-Endorsements. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
0XDRE1I0BNG	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
EGHPLN2JG5K	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The XX SmartSelf bank Statement program guidelines dated 9/XX/2021, p. 17 reflects the requirement for the most recent 24 months bank statements. The Note is dated 12/XX/2021 but the most recent statement provided is dated 9/XX/2021. The file is missing the October statement.

*** (CURED) Missing Documentation - EV R
																COMMENT: The title report reflects 2 judgments and the loan file has Settlement agreements p. 283, however the file is missing proof they were satisfied.
RX1JJSFJ25R	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose.  Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, located on page 947-948 item #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds.  The file included evidence of bank statements, which were personal statements, not business accounts.

*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose. Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, located on page 947-948 item #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds. The file included evidence of bank statements, which were personal statements, not business accounts. The file did not include a cash out letter from borrower as require. require a cash out letter or executed business purpose certification.
VEMGVZ3MZA1	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose.  Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, items #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds.

*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose. Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, items #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds.
RTZTUIO2N34	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: Program requires 1.15 DSCR for cash out refinance. Transaction DSCR 1.01. Page 372 of file shows a request for exception citing compensating factors: 791 FICO greater than 720 minimum required, 73.33% LTV less than 75% max, 28 months reserves, 19 months perfect pay history on subject property, reducing rate from 5.90% to 4.125%, no late payments on multiple mortgages dating back to 2002.	*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose.  Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, located on page 938 item #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds.  The file included evidence of bank statements, which were personal statements, not business accounts. The file did not include a cash out letter from borrower as require.  require a cash out letter or executed business purpose certification.

*** (CURED) Missing Doc - EV R
COMMENT:   The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose.  Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, located on page 947-948 item #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds.  The file included evidence of bank statements, which were personal statements, not business accounts. The file did not include a cash out letter from borrower as require.  require a cash out letter or executed business purpose certification.

*** (CURED) Missing Title evidence - EV R
																COMMENT: The file is missing evidence of the title.
S0EIODNIT2F	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	3	1	1	1
IBDMTAL35ZM	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
DFAEPUMEH2C	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
0KVN04RWWA5	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing evidence of insurance for the subject property.
ISEF21KF0CT	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
B5O3BG3RECI	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Missing the Homeowners insurance declarations page to evidence the coverage expiration date, there was an email from the insurance carrier in the file (Pg 708) documenting only the premium amount and policy number.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 1/XX/21 without a valid change of circumstance. A cost to cure in the amount of $1452.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
KZQXG4CMSMH	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
FL5RBQWGXUE	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: The file is missing the title report.
CDGMRHJWN0K	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
GWFWKTCDNK1	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
AJ55BWZW3VY	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The subject is a condo. The loan file is missing the condo questionnaire.
GVJ04TPXXOL	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing the homeowners insurance declaration page.
HVOIXDWYWWB	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
SJ0RM0UWDBQ	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: The file is missing proof of hazard insurance.
DXFQO0M1GSH	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Note indicates the subject is held in XX. The loan file is missing the trust or an attorney’s opinion letter attestation confirming that the trust meets secondary market.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The insurance certificate on page 916 indicates the coverage expired on 12/XX/2021 which is the day the subject loan closed.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan contains the Closing Protection Letter; however, is missing the remaining title work. The Note indicates the subject is held in a Trust.

*** (CURED) Title holder is not an individual - EV R
																COMMENT: The title received shows property held in a family trust. The loan file is missing the attorney’s opinion letter attestation confirming that the trust meets secondary market.
Y3RQ4FDPBA1	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
44MFIARX0G0	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: Missing title evidence.
KA2K4IN0INC	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower appeared to own a second, undisclosed business, “XX.” (credit report p439; business funds transfer to personal account p110; CA SOS license verification). The file was missing appropriate documentation of the business (ownership, income/loss documents or bank statements, CPA letter, etc.). Analysis of the undisclosed business documentation may change audit results.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file was missing the required Borrower’s Affirmation of Information Provided to Establish Ability to Repay (ATR) signed by the borrower.

*** (CURED) Hazard Insurance - EV R
																COMMENT: The hazard insurance (p516) expired on 12/XX/2021 and the renewal policy was missing from the loan file.
QHJLPTBT1GI	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: According to guideline #13 Underwriting, all loans must be submitted to LoanScorecard and receive a Pass, file contains a scorecard with a Failed result for number of 3 tradelines reported for 12 months, B2-XX = 0 (page 900).
KSMCCUSILA5	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																COMMENT: The preliminary amended title report, on page 688 of the loan file, does not disclose a proposed policy amount. The insured amount should be $XX, which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.
UOG0YAXLIRA	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
OM1AOHWWM34	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   SmartVest 9.10.2021 guidelines item #40 states two appraisals required when appraised amount is greater than $XX.  Appraisal provided discloses appraised value as $XX.  A second appraisal missing from file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   File is missing hazard insurance property.

*** (CURED) Missing Title evidence - EV R
																COMMENT: File is missing title insurance policy.
X05L4OLITZM	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Higher Review 51.676% DTI due to higher REO rent loss versus income exceeded the XX SmartEdge (09.15.2021 v21.8). R-JV-WHS maximum 50% DTI.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
																COMMENT: Higher Review 51.676% DTI due to higher REO rent loss versus income exceeded the XX SmartEdge (09.15.2021 v21.8). R-JV-WHS maximum 50% DTI.
FBCXPJVR3KM	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Title evidence - EV R
COMMENT:   The title report is missing.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The SmartEdge Product Profile p. 14 reflects the requirement of housing payment history for all mortgages to be no more than 1x30 in the prior 12 months. The file is missing the VOM for the First Republic Bank loan on the primary residence and also the 1st mortgage XX loan for the subject property.

*** (CURED) Mortgage not properly executed - EV R
																COMMENT: The following section(s) of the Security Instrument (Mortgage/Deed of Trust) <is/are> incomplete/inaccurate: Signature.
ZTMHLEKJDIQ	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The XX SmartEdge guidelines dated 9/XX/2021 p. 14 reflects all mortgages on all financed properties may have a payment history of 1/x30x12. The borrower has 14 mortgages but the credit report only shows the pay history for 7 loans and the file has documentation to support only 3 loans were current as of the Note date on 1/XX/2021. The file is missing a VOM for 7 loans.

*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing proof of the insurance for the refinance property, XX, and the CD for the refinance for the primary residence.
UGC5DUVPH31	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Hazard Insurance - EV R COMMENT: Missing the subject property evidence of insurance declarations page, a payment invoice was in the file (Pg 480).
VGRKI2ESW4C	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Missing main page of homeowners insurance policy, file only has premium page

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing verification of the subject’s property taxes. Page 563 is a tax search for the subject which indicates the monthly payment is $. However, the final 1003 p.18 and 1008 p.537 both show the monthly payment as $. Provide documentation to support the final 1003 amount of $ or provide a corrected 1003 and 1008.

*** (CURED) Missing Title evidence - EV R
																COMMENT: The loan file is missing the preliminary title reflecting no issues, the coverage amount of $XX and the borrower in title for this refinance.
IBHK0KV2YZ3	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose.  Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, items #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds. The file did not include a cash out letter from borrower or executed business purpose certification.

*** (CURED) Missing Doc - EV R
COMMENT:   The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.

*** (CURED) Title policy missing - EV R
																COMMENT: Complete title is missing from file.Title supplement (p 686). Schedule B (p 572), and confirmation wire to borrowers account (p 690) are only items in file.
0LXNI2EYFDJ	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
DH5G4IK3JQC	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
QEETIRHIKO5	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	2	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The loan file contains a preliminary title update p.862 which does not reflect the policy coverage amount. The loan amount is $XX.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The borrower is short liquid funds to close. The CD p.301 shows the borrower brought $165,357.85 to the closing. The loan file contains verification of liquid assets totaling $21,337.98 in the business checking and saving account p.76 leaving a shortage of $144,019.87. The remaining verified assets in the file are stock and an IRA with XX p.214, 242, and 234.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing documentation to support the monthly property tax amount of $911.46 used by the lender. The 1003 p.19, 1008 p.689 and CD p.301 all show $911.46 for the property tax. The preliminary title p.862 shows monthly taxes of $560.37.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The loan file is missing the VOR covering at least 12 months for the current primary residence at XX. The current lease p.899 shows rent of $3,450 paid to XX
O5BIOVK4I2G	XX		NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1
2QMD4EMGZZV	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) VOM or VOR missing/required - EV R COMMENT: Missing mortgage payment history for the mortgage paid off by the subject transaction (Pg 481, 306).
R4Q4WBJI5PI	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing evidence of homeowners insurance. There was an insurance reconstruction cost estimate in the file (Pg 339).
E40DQMGM2VF	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
FUTQQ44UOCC	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing the homeowners insurance declarations page for the subject property, there was an email in the file (Pg 457) documenting the policy balance $726.78 that matched the amount collected on the CD (Pg 272).

*** (CURED) Mortgage not properly executed - EV R
																COMMENT: The Security Instrument was not fully executed by the Borrower.
05BEP0XDNY2	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
HDPU2TXHXVG	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
3HW5WMZB3OG	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
																COMMENT: The Smart_EDGE Product Profile p. 15 reflects the requirement for 6 months reserves. However, the file has verification of $37,999.73 or 4.10 months reserves. The URLA, p. 128 shows a XX retirement account but the file is missing verification of that account.
UZTGGQM3CCY	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	2	3	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The Borrowers 695 qualifying credit score (Pg 450) was 5 points less than the SmartEdge (09.15.2021 v21.8). R-JV-WHS Guidelines (Pg 1 of 19) required 700 score for the subject $XX loan amount (Pg 879).	*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Missing the homeowner’s insurance declaration page. A property insurance quote was in the file (Pg 572) and the CD reflected the premium as paid at the subject closing (Pg 371).
UIRNJPHCN1V	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	3	1	1	1	*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing title evidence. There was no preliminary or commitment title in the file.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase and addition to the following fees on 11/XX/2021 was not accepted because a valid change of circumstance was not provided: Credit Report, Desk Review, Tax Service. A cost to cure in the amount of $192.26 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
HT22RY3C5XM	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
43ASXZ1K5DY	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
0AMNMWMI5WM	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
RGSJT0OPNLP	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: The title report is missing.
2A3JBDLIX34	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Title policy missing - EV R
																COMMENT: Missing the preliminary title for the subject transaction. There was a supplemental report dated 12/XX/2021 in the file (Pg 619) referring to a preliminary report dated 11/XX/2021 that was missing from the file.
JIOZX41ZM0R	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Proof of hazard insurance is missing. The file does have p. 616 Homeowners Reconstruction Cost Notification but the proof of insurance is missing.

*** (CURED) Missing Title evidence - EV R
																COMMENT: The title report is missing. The file does have p. 873 of a Supplemental report.
00PBDOZAXML	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is $712,134.42. The disclosed finance charge of $711,984.42 is not considered accurate because it is understated by more than $100. The following fees were included in the calculation: Administration Fee paid by Borrower: $500.00, Flood Certification - Single Charge or Life of Loan: $6.00, Mortgage Broker Fee: $0.01, Pre paid Interest: $913.10, Tax Service Fee: $80.00, Title E- Recording Fee: $28.00, Title Escrow Fee: $350.00, Title Escrow Fee-Buyer: $300.00
Underwriting Fee: $795.  The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Smart_Self Product Profile #43 p. 17 reflects the requirement to use a 50% expense factor to determine a net deposit numbe. The file shows the Lender used a 30% expense factor. The file is missing the CPA letter confirming the 30% expense factor.

*** (CURED) Missing Appraisal - EV R
																COMMENT: The appraisal report is missing.
RMVKCSI4ZRY	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: The title report is missing. The file does have one page of a Supplemental Report p. 413.
UN1QBI32ZDZ	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: Missing the insurance declarations page for the subject property reflecting the expiration date, an invoice reflecting the premium amount was in the file (Pg 504).
XP5CX2WG2PS	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
														COMMENT: An approved loan exception was in the file (Pg 924) due to Borrowers 1 and 2 being <25% business owners. Compensating factors were reflected as due to the subject 50% LTV was 35% below the 85% maximum and $983,000 post closing reserves were $815,000 higher than the required reserves.
5NTJKGMUCE3	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: The title report is missing. The file does have 1 page p. 953 of a Supplemental Report.
3RLEKBGVRPX	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: The file does have one page p. 2212 from XX referencing a report but the title report is missing.
L5OMVXIXBRQ	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 12/XX/2021 without a valid change of circumstance. A cost to cure in the amount of $1,845.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
EMC0P3QAM4R	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
2VNNP0G2BOM	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	2	3	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The subject transaction was a rate/term refinance of a 2-unit investment property with an LTV/CLTV of 80.00%. Per lender guidelines, the maximum LTV/CLTV was 70.00%. There was an approved exception in the file, p503, dated 10/26/2021, for 80.00% LTV/CLTV with a minimum FICO credit score of 771.  Exception received 10/22/2021, the max LTV is 70% exception made to 80% based on the following compensating factors.  771 vs 720 FICO, $64,000 om reserves vs $24,000 required, mortgage well paid back to 2003, back end DTI is 20.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The subject transaction was a rate/term refinance of a 2-unit investment property with an LTV/CLTV of 80.00%. Per lender guidelines, the maximum LTV/CLTV was 70.00%. There was an approved exception in the file, p503, dated 10/26/2021, for 80.00% LTV/CLTV with a minimum FICO credit score of 771. Exception received 10/22/2021, the max LTV is 70% exception made to 80% based on the following compensating factors. 771 vs 720 FICO, $64,000 om reserves vs $24,000 required, mortgage well paid back to 2003, back end DTI is 20.	*** (CURED) 1003 Application [information not provide] - EV R
																COMMENT: The 1008 and associated rate locks indicated an incorrect appraised value of $XX and LTV of 70.00% (appraised value was $XX, p42, with resulting LTV of 80.00%). The final 1003 also failed to associate the XX 2nd lien with the borrower’s primary residence at XX (p432/445).
0NWWNAVSJCF	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The guidelines (page 1) allow LTV of 75% when the credit score is 720. The loan closed with a LTV of 75%, the borrowers qualifying score is 712. The LTV exceeds the max allowed LTV of 70%. Lender made an exception for the FICO 8 point difference (622).	*** (CURED) Missing Doc - EV R
COMMENT:   The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Loan file is missing the Hazard Insurance policy.
O2VYXC2PBJH	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
GQSVS2NUB3Y	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1
XKRWAC1SXQK	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
RZEN4OK2PCU	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on 11/XX/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee 2. A cost to cure in the amount of $525 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
A3ODN5ONSFM	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
LGVVLQFKATH	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
ERVNHQRA4HQ	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
RBUCRIU1BOK	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
T4R1001V1O2	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
KAVRLMS2QLH	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
1SFJWRIP4QA	XX		NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: HUD-1 shows the annual premium of $795 was paid at closing to XX insurance, however, the loan file is missing the Hazard Insurance policy.
UVHP33DL2QH	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   Per the note in original file (p 572) the monthly P&I is $2897.91.  The monthly taxes per the title report (p 588) are $657.31.  The monthly hazard amount per the final signed ALTA (p 115) is $160.42.  This is a monthly PITI of $XX.  The market rent per the appraisal (p 92) is $XX.  This equals a DSCR of 0.89.  The SmartVest Guidelines dated 9/XX/2021 (page 5 item number 15) show a required Debt Coverage Ratio to be a minimum of 1.  This loan falls below this with a DSCR of 0.89.

*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #15 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
O4EMK2OONW4	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
T2A3ADKVFP5	XX	NRMLT 2022 NQM2	December - DSCR Loans	2	1	2	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
5RCS1UPLOKL	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: The file is missing proof of hazard insurance for the subject loan.
OMMBQM2FJQI	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 1/XX/21 without a valid change of circumstance. A cost to cure in the amount of $25 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on 11/XX/21 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $525 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
2YCTD5PQP2H	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
TXCQHBN2ECU	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
JBJ3FPGIXCJ	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
GDQYHKDWZ3Q	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose. Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc. Additionally, the loan approval, items #16 and 17 required a business purpose loan certification to be signed by the borrower and borrower to provide a letter of explanation for the cash out proceeds.
4JT12QW2IQP	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
VG5ESONHF3I	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines #29 requires housing history ratings must be obtained for the subject property and the borrowers primary residence. The file is missing evidence of the subject property payment history.

*** (CURED) Missing Doc - EV R
																COMMENT: Loan closed in the name of XX, the borrowing members are XX(50%) and XX(50%). Borrowers did not executed Guaranty documents.
OYMOGB3Y5O4	XX	NRMLT 2022 NQM2	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The credit report for Borrower #4 on page 432 of the file is dated 10/XX/2021 which is greater than 90 90 days of the Note dated 1/XX/2022 on page 774.
JLHTC5CQQ1E	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
2LQSPF0GG0E	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Proof of Hazard insurance is missing.
3O44FDRGLF5	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
NZEGCF1WQ5E	XX		NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1
YBNSVTS3RQT	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   Page 423 of the file shows a homeowners paid receipt but no homeowners declarations page provided.  FInal CD on page 114 does not show a yearly premium being paid.  The file provided is missing homeowners insurance declaration page to include rent loss for 6 months.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Page 423 of the file shows a homeowners paid receipt but no homeowners declarations page provided. FInal CD on page 114 does not show a yearly premium being paid. The file provided is missing homeowners insurance declaration page to include rent loss for 6 months.
BUOJQ0U0YZF	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
E0JHC4MFQEZ	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
DY0RPFDSPGN	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
LMUND1H4QDT	XX		NRMLT 2022 NQM2	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard insurance is missing from file provided.
NAOV13E3DVU	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
VCFZ1UCKWSA	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
WLWNW2NKJVQ	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
2U4D4UT20I4	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
EJJ3SFWSNN5	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	2	3	1	2	2	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 2
														COMMENT: The SmartEdge Product profile p. 15 reflects 5 months reserves were required for the subject transaction. The file has verification of $25,227.52 or 4.37 months reserves. The file is short verification of $3,648.53 for reserves.		*** (CURED) VVOE > 10 days prior to Note date - EV R COMMENT: The Note is dated 11/XX/2021 but the VOE's used for the VVOE are dated 9/XX/2021 and 9/XX/2021.
HPT1WYFKQME	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
EXPQE1CE2S0	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
														COMMENT: The Service Provider List, issued on 12/8/21, is inaccurate. The following is missing from the disclosure: Settlement Services. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket."		*** (CURED) Asset do not meet guidelines - EV R COMMENT: The file is missing documentation to support the $125,500 gift transfer from donor to borrower.
VQ0UNX1TJA0	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
AEWU114XAI4	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
JUYUSRZUGFC	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Missing Homeowner Insurance Declaration page from Citizens Property Insurance Corporation (premium paid out of closing).
2QMQBGQAXGB	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
WOMD3TZB0OD	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
SREADDJEO4V	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
OLQZ41XQFTD	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
GTYZFNSEIM1	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the June XX statement for account XX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the rental leases for XX and XX to support the rental income of $1,700 and $1,800 used in qualifying.

*** (CURED) missing documents  - EV R
COMMENT:   The file is missing confirmation on the HOA fees for the newly purchased property XX.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 1/XX/22 without a valid change of circumstance. A cost to cure in the amount of $2780.40 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XW1ZUFJ4YKS	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
UDNF55T0OBX	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
A0PZMTYAII4	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title commitment shows the insured amount as $XX, p. 1187 but the Note shows the amount as $XX, p. 1010.
OPF5KE5KVNG	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
LTYXVXX0V4E	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #15 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
JQZEEN5ZGFA	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   Required hazard policy dec page is missing from the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Required hazard policy dec page is missing from the file.
BZT1RCMBTSD	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
RJR44WJD222	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
CORY14FWSMD	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
L2N55MGZYTY	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The initial CD provided in the loan file was electronically signed by the non-borrower spouse and evidence of the E-Consent is missing.   Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Mortgage missing / unexecuted - EV R
																COMMENT: The Security Instrument (Mortgage/Deed of Trust) is missing.
TPEED0OZKL2	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
NB25U4YF24P	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
03LE5A5OZH1	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
FQSNPK2TUQA	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
TUFRQIY1SOE	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
JJOMDH1DA2E	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
LIDQYRGHAY4	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 12/XX/2021 without a valid change of circumstance. A cost to cure in the amount of $487.21 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 12/XX/2021 was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee and Transfer Taxes. A cost to cure in the amount of $842.67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
L0VI2ZOUCKF	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	2	2	1	2	1	1	2	1	*** (OPEN) Value used by lender not supported - EV 2
														COMMENT: There was an approved exception in the file waiving the SmartSelf (09.15.2021 v21.8) R-JV-WHS (Pg 19 of 22) requirement for a 2nd appraisal with compensating factors listed as due to; the subject property had a complete renovation since the seller purchased; appraisal comps used to support the value; and the Borrower is an experience investment property owner for over 3.5 years. The subject property was purchased by the seller on 08/XX/2021 for $XX per the appraisal (Pg 52) the subject executed sales contract was dated 11/XX/2021 for $XX. Appraisal value was $XX(Pg 52). UCDP score was 1.7 (Pg 721). Desktop appraisal value was $XX (Pg 735).
XRLQL1ZBA1R	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
40QIRUUTCHO	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 1/XX/22  without a valid change of circumstance. A cost to cure in the amount of $25.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Desk Review fees on 1/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $25.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
OBLHTTL5FNI	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the verification of the taxes for the property XX and the verification of the insurance for XX

*** (CURED) Missing Title evidence - EV R
																COMMENT: The title report is missing. The file does have one page of Schedule A p. 1263.
COQPDCP0LCV	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing verification of the taxes for the property XX

*** (CURED) Missing Title evidence - EV R
																COMMENT: The file is missing the title report. The file does have one page of Schedule A p. 1202.
WFBY5FOF0VG	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
CMNDB2UYES2	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
NULD0NC40L2	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
BUBSBIDPQDQ	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
NSE3Q2MMH4G	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1				*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: The 1008 reflected an AUS was ran. However, it is missing from the loan file.
IQXBLVRN0MO	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	1	3	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on 1/XX/22 not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $1025.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: XX SmartSelf guidelines dated 9/XX/2021 p. 19 requires a second full appraisal if the value of the CDA is greater than 10%. The second appraisal is missing.
32DDCCCIBBI	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
E0JFA5IQMEQ	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
XRT4V3NBAQD	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the taxpayer consent form/borrower consent to the use of tax return information form signed by the borrowers.

*** (CURED) Title Issue - EV R
COMMENT:   The loan file only contained a supplemental title report, on page 971 of the loan file. The loan file was missing a copy of the full title report.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 12/XX/21 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
M2WYP4TB1HV	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contained copies of the borrowers 2019 and 2020 tax returns and tax transcripts.

The loan file is missing the taxpayer consent form/borrower consent to the use of tax return information form signed by the borrowers.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The final 1003, on pages 259 and 270, disclosed the borrowers’ current residence was a rental with a monthly payment of $3,250.00.

																The loan file did not contain any documents to verify the borrowers’ current rental housing history.
HANPVAVRP2M	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
GKUI3P3ETWF	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1				*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: The file is missing the borrowers pay-stubs to support monthly income of $25,633.34.
QKQZK1GUYCZ	XX		NRMLT 2022 NQM2	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
E1VY3ORKWYN	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	2	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The short for loan policy reflects the amount of insurance as $XX however the Note reflects the loan amount as $XX

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The file is missing the CD from the sale of the borrowers current residence evidencing the payoff of the XX loan and the receipt of $XX in cash proceeds.

*** (CURED) Cash reserves less than required by guidelines - EV R
																COMMENT: The file is missing verification of assets for the required 3 months reserves of $12,450.36.
AP1D3CVH30J	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
EXZQTUP01BL	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
QHKOEVG1ZRN	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
XG4NQQBHCL1	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The guidelines #26 requires housing history ratings must be obtained for the subject property and the borrowers primary residence, the file is missing evidence of housing history. The final application reflects primary residence as owned, mortgage free and owns an investment property mortgage free (not rented). The borrower must have property ownership and landlord experience managing residential or commercial real estate for a minimum of 12 months.
MDGHPDCU21I	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
NWSRNPELAP4	XX	NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
O5KGZZVUINE	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
J5PVDU51HFN	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
TWWOJOUECTW	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
2XZYCTOAWDI	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
1QR3HBXYTJA	XX		NRMLT 2022 NQM2	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
V3RHVHQBYYE	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
IVO4HMXUYDA	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, item #12 Maximum Cash out requires proceeds from a cash out refinance must be used for a business purpose.  Further, diligence must be used to ensure that the proceeds are not used for a purpose other than a business purpose, such as verification that the account the borrower wires fund to matches the business account and not their personal bank account, debt is not being paid off on the Closing Disclosure, etc.. Additionally, the loan approval, items #18 required a letter of explanation for the cash out proceeds. The file did not include a cash out letter from borrower

*** (CURED) Missing Documentation - EV R
COMMENT:   SmartVest guidelines dated 9/XX/2021 item #40 states two appraisals are required when the appraised value is greater than $XX  The value on the appraisal provided is $XX  A second appraisal is missing from the file provided.

*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #17 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
DV1W3XRPIWP	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on PCCD 12/XX/2021 was not accepted because the change occurred after consummation: Points - Loan Discount Fee. A cost to cure in the amount of $2,394.23 is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
2C1PAYCL0OL	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
5WBWXL3CGRJ	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing the borrower most recent tax return to support the rental income of $1,272.50. The file has only the signature pages from the 2019 and 2020 tax returns.
50AOONSFLFA	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
DZUHIYDUV4I	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
XEBU3GKRIMP	XX		NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
AWVNDWK4XG1	XX	NRMLT 2022 NQM2	December - Non-QM Smart Loans	3	1	3	1	2	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The file is missing the CD from the sale of the borrowers departure residence confirming receipt of $96,278 in proceeds and the payoff of the Freedom Mortgage.

*** (CURED) Cash reserves less than required by guidelines - EV R
																COMMENT: The file is missing verification of 3 months reserves totaling $3,574.83.
ZR5DJUPILZ2	XX		NRMLT 2022 NQM2	December - Non-QM Smart Loans	1	1	1	1	1	1	1	1
RV4K4EWLKHD	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
NAGCXWSOJQ4	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
RXSTMFUH5AS	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
NFQCABJLN3T	XX	XX	NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
R5XG2LV2FRF	XX		NRMLT 2022 NQM2	December - DSCR Loans	1	1	1	1	1	1	1	1
3JQNFREZ0QU	XX	NRMLT 2022 NQM2	December - DSCR Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
220N4HA1JCE	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
0ABPROVBXNL	XX	NRMLT 2022 NQM2	January - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: The file included a copy of the Homeowners insurance invoice, which reflects evidence the premium has been paid in full (page 332). The file is missing evidence of the declaration page to confirm the policy coverage amount.
SID01O4K1BO	XX		NRMLT 2022 NQM2	January - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1